Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Depreciation over estimated useful life

Depreciation is provided over the following estimated useful lives:

Asset classification	Useful life
Furniture and equipment	5 years
Laboratory equipment	5 years
Leasehold improvements	Remaining life of the lease